Other Information - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Foreign cash balances	$ 12,400,000		$ 12,400,000		$ 12,400,000
Income tax expense	(580,000)	(2,179,000)	(169,000)	(7,881,000)
Effective tax rate	(38.50%)	31.40%	(2.00%)	52.00%
Pre-tax income (loss)	(1,255,000)	6,978,000	(5,062,000)	15,150,000
Percentage of total net sales to a single customer			29.00%	32.40%
Receivable balances	$ 137,900,000		$ 137,900,000		$ 140,800,000
Shares authorized	1,002		1,002		1,002
Shares issued	1,002		1,002		1,002
Shares outstanding	1,002		1,002		1,002